Finance income	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Finance income

Note 20 – Finance income:

	For the year ended December 31
	2024	2023	2022
	NIS in thousands

Income from deposits	2,700	5,301	844
Interest in respect of loan from related party	-	74	-
Exchange differences	47	508	7,326
Total finance income	2,747	5,883	8,170